Operating costs and expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Operating costs and expenses
5.	Operating costs and expenses

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Change of finished goods and work in process	7,899	(19,498)	31,977	1,079
Consumption of raw materials and supplies	3,271,581	3,346,540	3,036,350	102,441
Employee benefit expenses	5,358,962	5,317,125	5,895,778	198,913
Depreciation and amortization	2,903,221	3,089,904	2,899,278	97,816
Other expenses	4,752,050	4,745,253	4,530,425	152,848

Total operating costs and expenses	16,293,713	16,479,324	16,393,808	553,097

Employee benefit expenses
Salaries	4,300,550	4,126,203	4,874,709	164,464
Labor and health insurance	355,331	351,232	390,788	13,184
Pension	179,665	183,293	198,502	6,697
Share-based payments	207,242	356,463	123,021	4,151
Other personnel expenses	316,174	299,934	308,758	10,417

	5,358,962	5,317,125	5,895,778	198,913